6. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Schedule of revenue derived from services

Revenue derived from the above services were as follows:

Years ended December 31,	2018	2017	2016
Broadcast	$455,125	$472,751	$486,434
Enterprise	428,226	430,343	420,138
Consulting and other	19,581	24,313	24,282
Revenue	$902,932	$927,407	$930,854

Schedule of equipment sales within services

Equipment sales included within the various services were as follows:

Years ended December 31,	2018	2017	2016
Broadcast	$315	$274	$1,904
Enterprise	23,639	14,460	11,520
Consulting and other	—	389	—
Total equipment sales	$23,954	$15,123	$13,424

Schedule by geographic regions

Revenue by geographic regions was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

Years ended December 31,	2018	2017	2016
Canada	$417,692	$415,575	$426,193
United States	318,779	311,159	319,473
Europe, Middle East & Africa	61,317	80,532	64,624
Latin America & Caribbean	75,011	78,921	83,244
Asia & Australia	30,133	41,220	37,320
Revenue	$902,932	$927,407	$930,854

The Company’s satellites are in geosynchronous orbit. For disclosure purposes, the satellites and the intangible assets have been classified based on ownership. Satellites, property and other equipment and intangible assets by geographic regions were allocated as follows:

As at December 31,	2018	2017
Canada	$821,449	$976,349
Europe, Middle East & Africa	775,055	693,903
United States	103,567	118,512
All others	2,968	3,083
Satellites, property and other equipment	$1,703,039	$1,791,847

As at December 31,	2018	2017
Canada	$734,751	$734,061
United States	41,935	39,190
Latin America & Caribbean	25,962	30,510
All others	8,506	9,234
Intangible assets	$811,154	$812,995

Other long-term financial assets and other long-term assets by geographic regions were allocated as follows:

As at December 31,	2018	2017
Canada	$43,779	$72,395
Europe, Middle East & Africa	8,043	8,059
All others	3,933	3,077
Other long-term financial assets	$55,755	$83,531

As at December 31	2018	2017
Canada	$6,925	$2,885
Europe, Middle East & Africa	987	171
Other long-term assets	$7,912	$3,056

Goodwill was not allocated to geographic regions.